Additional Financial Statement Information - Schedule of Other Balance Sheet Information (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accrued Liabilities [Abstract]
Accrued interest	$ 3,795	$ 1,547
Accrued professional fees	1,459	2,521
Accrued operating and capital expenses	1,035	349
Accrued property taxes	616	300
Accrued payroll	280	228
Total accrued liabilities	$ 7,185	$ 4,945